Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000129667
Shareholder Report [Line Items]
Fund Name	Target 2025 Fund
Class Name	Investor Class
Trading Symbol	TRRVX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Target 2025 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2025 Fund - Investor Class	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 474,746,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	10.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$474,746
Number of Portfolio Holdings	27

Holdings [Text Block]
Domestic Bond Funds	40.1%
Domestic Equity Funds	34.4
International Bond Funds	12.9
International Equity Funds	10.7
Short-Term and Other	1.9

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	18.9%
T. Rowe Price New Income Fund	14.2
T. Rowe Price Value Fund	6.7
T. Rowe Price Growth Stock Fund	6.2
T. Rowe Price International Bond Fund (USD Hedged)	5.1
T. Rowe Price U.S. Large-Cap Core Fund	4.5
T. Rowe Price Hedged Equity Fund	4.3
T. Rowe Price Equity Index 500 Fund	3.9
T. Rowe Price Dynamic Global Bond Fund	3.3
T. Rowe Price Emerging Markets Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129666
Shareholder Report [Line Items]
Fund Name	Target 2025 Fund
Class Name	Advisor Class
Trading Symbol	PAJRX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Target 2025 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2025 Fund - Advisor Class	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 474,746,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	10.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$474,746
Number of Portfolio Holdings	27

Holdings [Text Block]
Domestic Bond Funds	40.1%
Domestic Equity Funds	34.4
International Bond Funds	12.9
International Equity Funds	10.7
Short-Term and Other	1.9

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	18.9%
T. Rowe Price New Income Fund	14.2
T. Rowe Price Value Fund	6.7
T. Rowe Price Growth Stock Fund	6.2
T. Rowe Price International Bond Fund (USD Hedged)	5.1
T. Rowe Price U.S. Large-Cap Core Fund	4.5
T. Rowe Price Hedged Equity Fund	4.3
T. Rowe Price Equity Index 500 Fund	3.9
T. Rowe Price Dynamic Global Bond Fund	3.3
T. Rowe Price Emerging Markets Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169044
Shareholder Report [Line Items]
Fund Name	Target 2025 Fund
Class Name	I Class
Trading Symbol	TRVVX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Target 2025 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2025 Fund - I Class	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 474,746,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	10.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$474,746
Number of Portfolio Holdings	27

Holdings [Text Block]
Domestic Bond Funds	40.1%
Domestic Equity Funds	34.4
International Bond Funds	12.9
International Equity Funds	10.7
Short-Term and Other	1.9

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	18.9%
T. Rowe Price New Income Fund	14.2
T. Rowe Price Value Fund	6.7
T. Rowe Price Growth Stock Fund	6.2
T. Rowe Price International Bond Fund (USD Hedged)	5.1
T. Rowe Price U.S. Large-Cap Core Fund	4.5
T. Rowe Price Hedged Equity Fund	4.3
T. Rowe Price Equity Index 500 Fund	3.9
T. Rowe Price Dynamic Global Bond Fund	3.3
T. Rowe Price Emerging Markets Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless